INTANGIBLE ASSETS (Tables )	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of Intangible assets
	December 31,	December 31,
	2020	2019
Distribution software	$37,906	$-
Patents acquired from related party (Note 11)	21,239	-
Total intangible assets	59,145	-
Less: Accumulated amortization	(4,233)	-
Intangible assets, net	$54,912	$-

Schedule of amortization of intangible assets
Year ending December 31, 2021	8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$54,912